Financial risk management:	12 Months Ended
Dec. 31, 2021
Financial risk management:
Financial risk management:
27.	Financial risk management:

The Company is exposed in varying degrees to credit, liquidity, and market risk through its use of financial instruments. The types of risk exposure and the way in which such exposures are managed are as follows:

(a)	Credit risk:

The Company’s principal financial assets are cash and cash equivalents and accounts receivable. The Company’s credit risk is primarily attributable to its accounts receivable. The Company’s maximum exposure to credit risk is approximately $1.4 million. The Company regularly reviews its receivables and the economic conditions to determine whether an allowance for expected losses is necessary.

Cash at bank is held with credit worthy financial institutions.

The Company has no significant concentration of credit risk other than its accounts receivable and the Company’s credit risk has not changed significantly during the years ended December 31, 2021 and 2020.